Employee Compensation (Tables)	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Summary of Ranges of Values used for each Option Pricing Assumption
To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

For stock options granted during the three months ended	January 31, 2020	January 31, 2019
Expected dividend yield	4.3%	5.7%
Expected share price volatility	15.4%	20.0% - 20.1%
Risk-free rate of return	1.9% - 2.0%	2.5%
Expected period until exercise (in years)	6.5 - 7.0	6.5 - 7.0
Exercise price ($)	101.47	89.90
  Changes to the input assumptions can result in different fair value estimates.

Summary of Pension and Other Employee Future Benefit Expenses
Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the three months ended	January 31, 2020	January 31, 2019	January 31, 2020	January 31, 2019
Current service cost	62	48	3	2
Net interest (income) expense on net defined benefit (asset) liability	-	(5)	8	10
Past service cost (income)	-	(5)	-	-
Administrative expenses	1	1	-	-
Benefits expense	63	39	11	12
Canada and Quebec pension plan expense	24	21	-	-
Defined contribution expense	61	54	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	148	114	11	12